Securities - Summary of Securities Classified at Fair Value Through Profit or Loss (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Fair value through profit or loss	R$ 57,149,446	R$ 26,528,396
Interbank certificate deposits	111,927	123,817	R$ 69,647
Investment funds | XP Vida e Previdência S.A.
Disclosure of financial assets [line items]
Fair value through profit or loss	10,625,520	2,249,459
Bank deposit certificates
Disclosure of financial assets [line items]
Interbank certificate deposits	111,927	123,817
Specially Constituted Investment Fund
Disclosure of financial assets [line items]
Fair value through profit or loss	13,387,913	3,759,090
Gross carrying amount
Disclosure of financial assets [line items]
Fair value through profit or loss	49,157,111	22,332,936
Gross carrying amount | Brazilian government bonds
Disclosure of financial assets [line items]
Fair value through profit or loss	30,752,903	15,404,300
Gross carrying amount | Investment funds
Disclosure of financial assets [line items]
Fair value through profit or loss	11,216,914	3,047,198
Gross carrying amount | Stocks issued by public-held company
Disclosure of financial assets [line items]
Fair value through profit or loss	3,802,610	1,562,965
Gross carrying amount | Debentures
Disclosure of financial assets [line items]
Fair value through profit or loss	1,111,595	885,344
Gross carrying amount | Uniated States government bonds
Disclosure of financial assets [line items]
Fair value through profit or loss	590,710	0
Gross carrying amount | Structured transaction certificate
Disclosure of financial assets [line items]
Fair value through profit or loss	485,012	237,112
Gross carrying amount | Bank deposit certificates
Disclosure of financial assets [line items]
Fair value through profit or loss	371,455	244,071
Gross carrying amount | Agribusiness receivables certificates
Disclosure of financial assets [line items]
Fair value through profit or loss	359,607	598,085
Gross carrying amount | Certificate of real estate receivable
Disclosure of financial assets [line items]
Fair value through profit or loss	97,606	75,922
Gross carrying amount | Financial credit bills
Disclosure of financial assets [line items]
Fair value through profit or loss	81,465	98,068
Gross carrying amount | Real estate credit bill
Disclosure of financial assets [line items]
Fair value through profit or loss	474	1,282
Gross carrying amount | Other financial assets
Disclosure of financial assets [line items]
Fair value through profit or loss	286,760	178,589
Fair value
Disclosure of financial assets [line items]
Fair value through profit or loss	49,590,013	22,443,392
Fair value | Brazilian government bonds
Disclosure of financial assets [line items]
Fair value through profit or loss	31,129,671	15,494,046
Fair value | Investment funds
Disclosure of financial assets [line items]
Fair value through profit or loss	11,221,774	3,047,198
Fair value | Stocks issued by public-held company
Disclosure of financial assets [line items]
Fair value through profit or loss	3,802,470	1,562,965
Fair value | Debentures
Disclosure of financial assets [line items]
Fair value through profit or loss	1,114,967	885,068
Fair value | Uniated States government bonds
Disclosure of financial assets [line items]
Fair value through profit or loss	602,214	0
Fair value | Structured transaction certificate
Disclosure of financial assets [line items]
Fair value through profit or loss	515,960	256,381
Fair value | Bank deposit certificates
Disclosure of financial assets [line items]
Fair value through profit or loss	372,329	246,827
Fair value | Agribusiness receivables certificates
Disclosure of financial assets [line items]
Fair value through profit or loss	363,721	589,525
Fair value | Certificate of real estate receivable
Disclosure of financial assets [line items]
Fair value through profit or loss	96,930	75,123
Fair value | Financial credit bills
Disclosure of financial assets [line items]
Fair value through profit or loss	82,209	106,759
Fair value | Real estate credit bill
Disclosure of financial assets [line items]
Fair value through profit or loss	477	1,300
Fair value | Other financial assets
Disclosure of financial assets [line items]
Fair value through profit or loss	R$ 287,291	R$ 178,200